Assets, Liabilities and Redeemable Noncontrolling Interest Held for Sale and Discontinued Operations (Details) $ in Thousands, gal in Millions				6 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($)	Jul. 10, 2018 USD ($)	Mar. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Mar. 31, 2019 USD ($) bbl gal	Mar. 31, 2018 USD ($) bbl	Mar. 31, 2017 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from divestitures of businesses and investments, net					$ 335,809	$ 329,780	$ 134,370
Number of barrels of refined product | bbl					389,737	366,212
Amount received from DCC and Superior for propane sales					$ 84,200
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Cash and cash equivalents					0	$ 4,113
Accounts receivable-trade, net					164,716	252,136
Inventories					210,373	240,111
Prepaid expenses and other current assets					12,361	30,742
Total current assets held for sale					387,450	527,102
Property, plant and equipment, net					15,553	207,661
Goodwill					32,712	139,335
Intangible assets, net					137,446	279,395
Other noncurrent assets (1)					46,147	42,987
Total noncurrent assets held for sale					231,858	669,378
Total assets held for sale					619,308	1,196,480
Accounts payable-trade					85,602	79,432
Accrued expenses and other payables					56,719	69,145
Advance payments received from customers					460	13,327
Current maturities of long-term debt					0	2,550
Total current liabilities held for sale					142,781	164,454
Long-term debt, net					0	2,888
Total noncurrent liabilities held for sale					0	2,888
Total liabilities held for sale					142,781	167,342
Redeemable noncontrolling interest					0	9,927
Total liabilities and redeemable noncontrolling interest held for sale					142,781	177,269
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenues					6,267,145	7,058,035	5,642,886
Cost of sales					6,159,400	6,979,139	5,422,815
Operating expenses					35,100	136,760	134,302
General and administrative expense					2,716	11,471	15,727
Depreciation and amortization					9,593	44,314	43,592
Gain on disposal or impairment of assets, net (1)					(407,608)	(88,194)	(196)
Operating income (loss) from discontinued operations					467,944	(25,455)	26,646
Equity in earnings (loss) of unconsolidated entities					1,183	425	(746)
Interest expense					(126)	(420)	(877)
Other income, net					833	1,930	1,244
Income (loss) from discontinued operations before taxes (2)					469,834	(23,520)	26,267
Income tax expense					(989)	(104)	(6)
Income (loss) from discontinued operations, net of tax					468,845	(23,624)	26,261
Discontinued operations income attributable to redeemable noncontrolling interests					$ (446)	1,030	$ 0
Propane sales
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Sale commitments (in gallons) | gal					7.4
Sale commitments					$ 5,700
Retail Propane Segment - West
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from divestitures of businesses and investments, net			$ 212,400
Gain (loss) on disposal of discontinued operations, net of tax					(1,300)	$ 89,300
Retail Propane Segment - East
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from divestitures of businesses and investments, net		$ 889,800
Gain (loss) on disposal of discontinued operations, net of tax					$ 408,900
TransMontaigne Product Services, LLC | Refined products and renewables
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from divestitures of businesses and investments, net	$ 275,500
Gain (loss) on disposal of discontinued operations, net of tax				$ (174,400)